REVENUES AND LOYALTY PROGRAMS - Schedule of Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Total Revenues	$ 724,343	$ 770,885
Wholesale
Disaggregation of Revenue [Line Items]
Total Revenues	252,590	306,363
Dispensary
Disaggregation of Revenue [Line Items]
Total Revenues	$ 471,753	$ 464,522